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                     SUPPLEMENT DATED DECEMBER 19, 2012 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Effective January 1, 2013, in the "Subaccounts" section of your variable annuity prospectus, please replace the adviser for the portfolios of Oppenheimer Variable Account Funds with "OFI Global Asset Management, Inc."

19779 SUPPC 12/19/12